Accounts Receivables, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivables, Net [Abstract]
Accounts receivables, net

4. Accounts receivables, net

Accounts receivables are consisted of the following:

	December 31, 2025	June 30, 2026
	RMB	RMB
Accounts receivable	6,522	5,074
Less: allowance for credit loss	-	-
Accounts receivable, net	6,522	5,074

The accounts receivable has been fully collected subsequent to the date of issuance of the consolidated financial statements.